united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Ascendant Natural Resources Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	COMMON STOCKS - 86.3%
	CHEMICALS - 4.4%
790	CF Industries Holdings, Inc.	$ 215,307

	MACHINERY-DIVERSIFIED - 2.2%
1,199	Deere & Co.	106,075

	MINING - 1.2%
2,470	Freeport-McMoRan Copper & Gold, Inc.	57,699

	OIL & GAS - 49.0%
1,462	Anadarko Petroleum Corp.	120,615
1,581	Apache Corp.	99,081
3,663	BP PLC - ADR	139,634
1,004	California Resources Corp. *	5,532
1,752	Chevron Corp.	196,539
1,251	Cimarex Energy Co.	132,606
2,213	ConocoPhillips	152,830
6,114	Denbury Resources, Inc.	49,707
1,739	Devon Energy Corp.	106,444
1,805	Diamond Offshore Drilling, Inc.	66,261
2,292	EOG Resources, Inc.	211,024
1,950	Exxon Mobil Corp.	180,278
1,370	Helmerich & Payne, Inc.	92,365
3,821	Imperial Oil Ltd	164,418
3,413	Marathon Oil Corp.	96,554
1,871	Noble Energy, Inc.	88,742
1,897	Occidental Petroleum Corp.	152,917
13,769	Parker Drilling Co. *	42,271
2,095	Royal Dutch Shell PLC	140,260
1,858	SM Energy Co.	71,682
1,989	Whiting Petroleum Corp. *	65,637
		2,375,397
	OIL & GAS SERVICES - 13.8%
2,095	Baker Hughes, Inc.	117,467
724	Core Laboratories NV	87,126
2,727	Halliburton Co.	107,253
1,739	National Oilwell Varco, Inc.	113,957
1,225	Oil States International, Inc. *	59,902
1,212	Schlumberger Ltd.	103,517
3,913	Superior Energy Services, Inc.	78,847
		668,069

Ascendant Natural Resources Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Shares		Value
	PACKAGING & CONTAINERS - 3.5%
2,187	Packaging Corp. of America	$ 170,695

	PIPELINES - 8.1%
3,557	Enterprise Products Partners LP	128,479
2,951	Plains All American Pipeline LP	151,445
3,149	Spectra Energy Corp.	114,309
		394,233
	REITS - 4.1%
5,587	Weyerhaeuser Co.	200,517

	TOTAL COMMON STOCKS (Cost $4,921,147)	4,187,992

	EXCHANGE TRADED FUNDS - 6.4%
	COMMODITY FUND - 2.7%
1,159	SPDR Gold Shares *	131,639

	EQUITY FUNDS - 3.7%
3,992	Market Vectors Gold Miners ETF	73,373
2,016	iShares Global Timber & Forestry ETF	106,727
		180,100

	TOTAL EXCHANGE TRADED FUNDS (Cost $358,124)	311,739

	MUTUAL FUND - 1.4%
	CLOSED-END FUND - 1.4%
11,279	Sprott Physical Silver Trust - Trust Unit * (Cost $95,420)	69,366

	SHORT-TERM INVESTMENT - 5.8%
	MONEY MARKET FUND - 5.8%
280,346	Dreyfus Cash Management, 0.03% ** (Cost $280,346)	280,346

	TOTAL INVESTMENTS - 99.9% (Cost $5,655,037) (a)	$ 4,849,443
	OTHER ASSETS LESS LIABILITIES - 0.1%	3,697
	NET ASSETS - 100.0%	$ 4,853,140

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,689,723 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,034,139
	Unrealized Depreciation:	(874,419)
	Net Unrealized Appreciation:	$ 159,720
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
ADR - American Depositary Receipt

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 8.9%
	ASSET ALLOCATION FUND - 2.2%
14,691	SPDR Barclays Convertible Securities ETF	$ 688,861

	DEBT FUNDS - 6.7%
19,030	SPDR Barclays High Yield Bond ETF	734,748
25,550	SPDR Barclays Short Term High Yield Bond ETF	738,651
7,000	Vanguard Intermediate-Term Corporate Bond ETF	602,700
		2,076,099

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,833,612)	2,764,960

	PREFERRED STOCKS - 6.5%
	BANKS - 6.5%
850	Bank of America Corp., 7.250%	988,524
850	Wells Fargo & Co. 7.500%	1,020,000
	TOTAL PREFERRED STOCKS (Cost $1,984,791)	2,008,524
Principal ($)
	CONVERTIBLE BONDS - 79.5%
	AIRLINES - 3.7%
390,000	AirTran Holdings, Inc., 5.250%, due 11/1/16	1,143,675

	AUTO MANUFACTURERS - 3.8%
750,000	Navistar International Corp., 4.500% due 10/15/18	722,812
500,000	Tesla Motors, Inc., 1.250% due 3/1/21	453,438
		1,176,250
	AUTO PARTS & EQUIPMENT - 0.0%
12,000	Meritor, Inc., 4.625%, due 3/1/26	12,128

	COAL - 2.5%
750,000	Alpha Natural Resources, Inc., 3.750% due 12/15/17	378,281
750,000	Peabody Energy Corp., 4.750% due 12/15/41	397,500
		775,781
	COMMERCIAL SERVICES - 2.2%
825,000	Ascent Capital Group, Inc., 4.000% due 7/15/20	682,172

	DISTRIBUTION/WHOLESALE - 2.0%
850,000	Titan Machinery, Inc., 3.750% due 5/1/19	611,469

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
14,000	BGC Partners, Inc., 4.500% due 7/15/16	14,945
16,000	Jefferies Group, Inc., 3.875% due 11/1/29	16,590
14,000	Knight Capital Group, Inc., 3.500% due 3/15/15	14,123
950,000	Walter Investment Management Corp., 4.500% due 11/1/19	722,000
		767,658
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
600,000	General Cable Corp. 4.500% due 11/15/29	435,375

	ENERGY-ALTERNATIVE SOURCES - 1.2%
660,000	ReneSola Ltd., 4.125% due 3/15/18, 144A	379,500

	FOOD - 2.4%
750,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	753,281

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal ($)		Value
	HEALTHCARE-PRODUCTS - 5.7%
750,000	Hologic, Inc., 4.000% due 12/15/43	$ 824,063
750,000	NuVasive, Inc., 2.750% due 7/1/17	957,187
		1,781,250
	HOME BUILDERS - 4.8%
700,000	AV Homes, Inc., 7.500% due 2/15/16	700,875
850,000	Ryland Group, Inc., 0.250% due 6/1/19	791,031
		1,491,906
	INTERNET - 9.0%
700,000	Qihoo 360 Technology Co. Ltd., 0.500% due 8/15/20, 144A	611,625
1,014,000	Web.com Group, Inc. 1.000% due 8/15/18	932,246
750,000	WebMD Health Corp., 2.500% due 1/31/18	751,875
600,000	Yandex NV., 1.125%, due 12/15/18, 144A	499,500
		2,795,246
	INVESTMENT COMPANIES - 5.3%
897,000	Prospect Capital Corp., 5.375% due 10/15/17	897,000
750,000	Prospect Capital Corp., 5.875% due 1/15/19	745,313
		1,642,313
	MEDIA - 2.3%
1,331,204	Liberty Interactive LLC, 3.500% due 1/15/31	717,186

	METAL FABRICATE/HARDWARE - 2.5%
795,000	RTI International Metals, Inc., 1.625%, due 10/15/19	776,616

	OIL & GAS - 1.7%
377,000	Chesapeake Energy Corp., 2.500% due 5/15/37	368,046
430,000	Energy XXI Bermuda Ltd., 3.000% due 12/15/18	130,075
14,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	7,070
14,000	Stone Energy Corp., 1.750% due 3/1/17	12,241
		517,432
	OIL & GAS SERVICES - 3.0%
1,021,000	SEACOR Holdings, Inc., 3.000% due 11/15/28	935,491

	PHARMACEUTICALS - 4.7%
800,000	Herbalife Ltd., 2.000%, due 8/15/19, 144A	590,504
800,000	Omnicare, Inc., 3.250% due 12/15/35	864,000
		1,454,504
	REAL ESTATE - 0.1%
14,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	19,119

	REITS - 9.9%
750,000	American Realty Capital Properties, Inc., 3.000% due 8/1/18	693,281
850,000	Campus Crest Communities, Inc., 4.750%, due 10/15/18, 144A	806,437
868,000	IAS Operating Partnership LP, 5.000% due 3/15/18, 144A	825,685
850,000	RAIT Financial Trust, 4.000%, due 10/1/33	766,594
		3,091,997

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal ($)		Value
	SEMICONDUCTORS - 3.3%
15,000	Advanced Micro Devices, Inc., 6.000% due 5/1/15	$ 15,056
900,000	Rambus, Inc., 1.125%, due 8/15/18	1,022,063
		1,037,119
	SOFTWARE - 5.5%
920,000	Cornerstone OnDemand, Inc. 1.500% due 7/1/18	902,750
800,000	Nuance Communications, Inc., 2.750% due 11/1/31	801,500
		1,704,250

	TOTAL CONVERTIBLE BONDS (Cost $26,122,900)	24,701,718

	NON-CONVERTIBLE BONDS - 1.1%
	HEALTHCARE-SERVICES - 0.8%
250,000	Community Health Systems, Inc., 8.000% due 11/15/19	267,500

	MEDIA - 0.3%
75,000	DISH DBS Corp., 6.750% due 6/1/21	80,813

	TOTAL NON-CONVERTIBLE BONDS (Cost $350,882)	348,313

Shares	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
975,686	Dreyfus Cash Management, Institutional Shares, 0.03% * (Cost $975,686)	975,686

	TOTAL INVESTMENTS - 99.1% (Cost $32,267,871) (a)	$ 30,799,201
	OTHER ASSETS LESS LIABILITES - 0.9%	292,777
	NET ASSETS - 100.0%	$ 31,091,978
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,402,985 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 960,542
	Unrealized Depreciation:	(2,564,326)
	Net Unrealized Depreciation:	$ (1,603,784)

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2014, such securities amounted to $3,713,251 or 11.94% of net assets.
* Money market fund; interest rate reflects seven-day yield on December 31, 2014.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	COMMON STOCKS - 57.2%
	ADVERTISING - 0.5%
243	Alliance Data Systems Corp.	$ 69,510
1,311	Omnicom Group, Inc.	101,563
		171,073
	AEROSPACE & DEFENSE - 1.5%
939	Lockheed Martin Corp.	180,823
1,133	United Technologies Corp.	130,295
		311,118
	AIRLINES - 1.4%
1,346	Alaska Air Group, Inc.	80,437
5,336	Southwest Airlines Co.	225,820
		306,257
	AUTO MANUFACTURER - 0.3%
2,129	General Motors Co.	74,323

	AUTO PARTS & EQUIPMENT - 0.2%
374	Lear Corp.	36,682

	BANKS - 2.6%
4,894	BB&T Corp.	190,328
1,656	Northern Trust Corp.	111,614
1,033	Prosperity Bancshares, Inc.	57,187
798	Texas Capital Bancshares, Inc. *	43,355
3,287	U.S. Bancorp	147,751
		550,235
	BEVERAGES - 0.9%
1,978	Coca-Cola Enterprises, Inc.	87,467
1,078	Constellation Brands, Inc. - Class A *	105,827
		193,294

	CHEMICALS - 1.1%
510	CF Industries Holdings, Inc.	138,995
828	Sensient Technologies Corp.	49,962
473	Valspar Corp.	40,905
		229,862
	COMMERCIAL SERVICES - 2.0%
1,383	Automatic Data Processing, Inc.	115,301
1,006	Deluxe Corp.	62,623
1,901	Mastercard, Inc. - Class A	163,790
1,143	Quanta Services, Inc. *	32,450
543	WEX, Inc. *	53,714
		427,878
	COMPUTERS - 1.8%
3,186	Apple, Inc.	351,671
1,024	Synopsys, Inc. *	44,513
		396,184
	DISTRIBUTION & WHOLESALE - 1.1%
1,252	Genuine Parts Co.	133,426
389	WW Grainger, Inc.	99,152
		232,578

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
1,683	American Express Co.	$ 156,586

	ELECTRIC - 1.2%
3,538	American Electric Power Co., Inc.	214,827
711	Pinnacle West Capital Corp.	48,569
		263,396
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
689	Belden, Inc.	54,300

	ELECTRONICS - 0.9%
359	FEI Co.	32,436
1,200	Thermo Fisher Scientific, Inc.	150,348
		182,784
	ENGINEERING & CONSTRUCTION - 0.2%
1,222	AECOM Technology Corp.	37,112

	FOOD - 2.0%
1,033	Cal-Maine Foods, Inc.	40,318
2,911	ConAgra Foods, Inc.	105,611
2,345	Kellogg Co.	153,457
1,936	Kraft Foods Group, Inc.	121,310
		420,696
	HEALTHCARE-PRODUCTS - 0.3%
1,304	Hologic Inc	34,869
657	ResMed, Inc.	36,831
		71,700
	HEALTHCARE-SERVICES - 1.2%
1,482	Aetna, Inc.	131,646
1,319	UnitedHealth Group, Inc.	133,338
		264,984
	HOUSEHOLD PRODUCTS & WARES - 0.7%
1,048	Kimberly-Clark Corp.	121,086
309	Spectrum Brands Holdings, Inc.	29,565
		150,651
	INSURANCE - 3.0%
2,606	ACE Ltd.	299,377
1,762	Aflac, Inc.	107,641
828	American Financial Group, Inc.	50,276
778	Assurant, Inc.	53,239
2,717	MetLife, Inc.	146,962
		657,495
	INTERNET - 0.7%
143	Google, Inc. - Class A *	75,885
143	Google, Inc. - Class C *	75,275
		151,160
	INVESTMENT COMPANIES - 0.4%
10,708	Prospect Capital Corp.	88,448

	LEISURE TIME - 1.6%
6,010	Carnival Corp.	272,433
1,306	Jarden Corp.	62,531
		334,964

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Shares		Value
	MACHINERY - 0.7%
1,569	Deere & Co.	$ 138,809

	MEDIA - 0.1%
902	Gannett Co., Inc.	28,801

	METAL FABRICATE / HARDWARE - 0.1%
228	Valmont Industries, Inc.	28,956

	MINING - 0.1%
674	Freeport-McMoRan Copper & Gold, Inc.	15,745

	MISCELLANEOUS MANUFACTURING - 1.3%
8,847	General Electric Co.	223,564
1,691	Hillenbrand, Inc.	58,340
		281,904
	OFFICE & BUSINESS EQUIPMENT - 0.4%
2,965	Canon, Inc.	93,872

	OIL & GAS - 4.9%
342	Anadarko Petroleum Corp.	28,215
369	Apache Corp.	23,125
860	BP PLC - ADR	32,783
149	California Resources Corp. *	821
1,167	Chevron Corp.	130,914
292	Cimarex Energy Co.	30,952
2,102	ConocoPhillips	145,164
3,079	Denbury Resources, Inc.	25,032
406	Devon Energy Corp.	24,851
424	Diamond Offshore Drilling, Inc.	15,565
1,643	EOG Resources, Inc.	151,271
1,562	Exxon Mobil Corp.	144,407
319	Helmerich & Payne, Inc.	21,507
897	Imperial Oil Ltd	38,598
800	Marathon Oil Corp.	22,632
438	Noble Energy, Inc.	20,775
443	Occidental Petroleum Corp.	35,710
3,233	Parker Drilling Co. *	9,925
1,745	Royal Dutch Shell PLC - ADR *	116,828
696	SM Energy Co.	26,852
466	Whiting Petroleum Corp. *	15,378
		1,061,305
	OIL & GAS SERVICES - 1.0%
490	Baker Hughes, Inc.	27,474
168	Core Laboratories NV	20,217
2,288	Halliburton Co.	89,987
406	National Oilwell Varco, Inc.	26,605
287	Oil States International, Inc. *	14,034
282	Schlumberger Ltd.	24,086
917	Superior Energy Services, Inc.	18,478
		220,881
	PACKAGING & CONTAINERS - 0.2%
513	Packaging Corp. of America	40,040

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Shares		Value
	PHARMACEUTICALS - 4.9%
1,549	Abbott Laboratories	$ 69,736
2,576	AbbVie, Inc.	168,573
1,939	Amerisource Bergen Corp.	174,820
1,247	Johnson & Johnson	130,399
4,493	Merck & Co., Inc.	255,157
944	Omnicare, Inc.	68,846
4,483	Pfizer, Inc.	139,646
1,386	Prestige Brands Holdings, Inc. *	48,122
		1,055,299
	PIPELINES - 2.6%
835	Enterprise Products Partners LP	30,160
2,090	Magellan Midstream Partners LP	172,760
2,764	Plains All American Pipeline LP	141,849
738	Spectra Energy Corp.	26,789
3,188	Spectra Energy Partners LP	181,620
		553,178
	PRIVATE EQUITY - 0.5%
4,175	KKR & Co. LP	96,902

	REAL ESTATE INVESTMENT TRUST - 2.1%
939	Camden Property Trust	69,336
776	Extra Space Storage, Inc.	45,504
4,106	LaSalle Hotel Properties	166,170
689	Simon Property Group	125,474
1,311	Weyerhaeuser Co.	47,052
		453,536
	RETAIL - 4.1%
1,824	CVS Health Corp.	175,670
5,951	Foot Locker, Inc.	334,327
2,886	Gap, Inc./The	121,530
431	Outerwall, Inc.	32,420
560	PetSmart, Inc.	45,525
1,973	TJX Cos., Inc.	135,308
627	Tractor Supply Co.	49,420
		894,200
	SEMICONDUCTORS - 1.8%
4,936	Intel Corp.	179,127
2,913	QUALCOMM, Inc.	216,523
		395,650
	SOFTWARE - 2.2%
2,392	Fiserv, Inc. *	169,760
5,135	Microsoft Corp.	238,521
617	MSCI, Inc.	29,270
426	Open Text Corp.	24,819
		462,370
	TELECOMMUNICATIONS - 2.6%
5,955	AT&T, Inc.	200,028
9,266	Cisco Systems, Inc.	257,734
729	NeuStar, Inc. - Class A *	20,266
1,507	Verizon Communications, Inc.	70,497
		548,525

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Shares		Value
	TOYS, GAMES & HOBBIES - 0.5%
2,144	Hasbro, Inc.	$ 117,899

	TRUCKING & LEASING - 0.5%
2,648	TAL International Group, Inc.	115,373

	TOTAL COMMON STOCKS (Cost $9,060,537)	12,367,005

	EXCHANGE TRADED FUNDS - 3.7%
	ASSET ALLOCATION FUND - 1.1%
5,050	SPDR Barclays Convertible Securities ETF	236,795

	COMMODITY FUND - 0.1%
270	SPDR Gold Shares *	30,667

	DEBT FUND - 2.3%
6,450	SPDR Barclays High Yield Bond ETF	249,034
2,900	Vanguard Intermediate-Term Corporate Bond ETF	249,690
		498,724
	EQUITY FUND - 0.2%
471	iShares Global Timber & Forestry ETF	24,935
937	Market Vectors Gold Miners ETF	17,222
		42,157

	TOTAL EXCHANGE TRADED FUNDS (Cost $835,261)	808,343

	MUTUAL FUND - 0.1%
	CLOSED-END FUND - 0.1%
2,648	Sprott Physical Silver Trust - Trust Unit * (Cost $19,653)	16,285

Principal ($)	NON-CONVERTIBLE BONDS - 9.7%
	AEROSPACE & DEFENSE - 0.9%
172,000	Lockheed Martin Corp., 7.650% due 5/1/16	187,369

	AGRICULTURE - 0.1%
14,000	Archer-Daniels Midland Co., 8.375% due 4/15/17	16,214

	BANKS - 1.0%
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	57,610
150,000	Wells Fargo & Co., 5.125% due 9/15/16	160,056
		217,666
	BEVERAGES - 0.2%
34,000	PepsiCo, Inc., 5.000% due 6/1/18	37,624

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
248,000	Icahn Enterprises Finance Corp. 3.500% due 3/15/17	248,620

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal ($)		Value
	ELECTRIC - 0.7%
155,000	Constellation Energy Group, Inc., 4.550% due 6/15/15	$ 157,520

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
200,000	General Cable Corp. 4.500% due 11/15/29	145,125

	FOOD - 0.8%
179,000	Nabisco, Inc., 7.550% due 6/15/15	183,331

	IRON & STEEL - 0.4%
74,000	Nucor Corp., 5.750% due 12/1/17	81,829

	MEDIA - 1.0%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	229,351

	OFFICE & BUSINESS EQUIPMENT - 0.9%
182,000	Xerox Corp., 7.200% due 4/1/16	194,940

	PHARMACEUTICALS - 0.6%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	38,421
74,000	Pfizer, Inc., 4.650% due 3/1/18	80,902
		119,323
	RETAIL - 0.2%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	38,158

	TRUCKING & LEASING - 1.1%
236,000	Penske Truck Leasing Co., LP., 2.500% due 3/15/16, 144A	239,318

	TOTAL NON-CONVERTIBLE BONDS (Cost $2,075,565)	2,096,388

	CONVERTIBLE BONDS - 25.2%
	AIRLINES - 1.5%
110,000	AirTran Holdings, Inc., 5.250% due 11/1/16	322,575

	AUTO PARTS & EQUIPMENT - 0.8%
174,000	Meritor, Inc. 4.625% due 3/1/26	175,849

	COAL - 0.6%
250,000	Peabody Energy Corp., 4.750% due 12/15/41	132,500

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
249,000	BGC Partners, Inc., 4.500% due 7/15/16	265,808
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	152,421
175,000	Knight Capital Group, Inc., 3.500% due 3/15/15	176,531
300,000	Walter Investment Management Corp., 4.500% due 11/1/19	228,000
		822,760
	FOOD - 1.3%
280,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	281,225

	HEALTHCARE-PRODUCTS - 1.6%
265,000	NuVasive, Inc., 2.750% due 7/1/17	338,206

	INVESTMENT COMPANIES - 2.3%
240,000	Apollo Investment Corp., 5.750% due 1/15/16	247,050
250,000	Prospect Capital Corp., 5.875% due 1/15/19	248,438
		495,488
	MEDIA - 1.6%
662,316	Liberty Interactive LLC, 3.500% due 1/15/31	356,823

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Principal ($)			Value
		OIL & GAS - 2.0%
89,000		Chesapeake Energy Corp., 2.500% due 5/15/37	$ 86,886
195,000		Energy XXI Bermuda Ltd., 3.000% due 12/15/18	58,988
203,000		Goodrich Petroleum Corp., 5.000% due 10/1/29	102,515
204,000		Stone Energy Corp., 1.750% due 3/1/17	178,372
			426,761
		PHARMACEUTICALS - 0.7%
200,000		Herbalife Ltd., 2.000% due 8/15/19, 144A	147,626

		REAL ESTATE - 0.7%
119,000		Brookdale Senior Living, Inc., 2.750% due 6/15/18	162,509

		REITS - 0.9%
200,000		Campus Crest Communities, Inc., 4.750% due 10/15/18, 144A	189,750

		SEMICONDUCTORS - 2.8%
264,000		Advanced Micro Devices, Inc., 6.000% due 5/1/15	264,990
300,000		Rambus, Inc., 1.125% due 8/15/18	340,687
			605,677
		SOFTWARE - 3.4%
379,000		Cornerstone OnDemand, Inc. 1.500% due 7/1/18	371,894
370,000		Nuance Communications, Inc., 2.750% due 11/1/31	370,694
			742,588
		TELECOMMUNICATIONS - 1.2%
230,000		Clearwire Communications LLC, 8.250% due 12/1/40, 144A	251,275

		TOTAL CONVERTIBLE BONDS (Cost $5,400,323)	5,451,612

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.5%
49,871	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	52,232
47,217	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	49,614
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $103,803)	101,846

Contracts
		PURCHASED PUT OPTIONS* - 0.1%
18		S&P 500 Index, Expiration January 2015, Exercise Price $1,970	495

16		S&P 500 Index, Expiration January 2015, Exercise Price $1,960	11,280

15		S&P 500 Index, Expiration January 2015, Exercise Price $1,985	19,875

8		S&P 500 Index, Expiration January 2015, Exercise Price $1,895	1,580

		TOTAL PURCHASED PUT OPTIONS (Cost $37,523)	33,230

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Shares		Value
SHORT-TERM INVESTMENT- 3.1%
MONEY MARKET FUND - 3.1%
678,962	Dreyfus Cash Management, Institutional Shares, 0.03% ** (Cost $678,962)	$ 678,962

	TOTAL INVESTMENTS - 99.6% (Cost $18,211,627) (a)	$ 21,553,671
	OTHER ASSETS LESS LIABILITIES - 0.4%	80,294
	NET ASSETS - 100.0%	$ 21,633,965

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,211,140 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,754,208
	Unrealized Depreciation:	(411,677)
	Net Unrealized Appreciation:	$ 3,342,531

* Non-Income producing security.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2014, such securities amounted to $827,969 or 3.8% of net assets.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.
N.V. - Naamloze Vennootschap
(b) Principal Amount of security is adjusted for inflation factor.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,367,005	$ -	$ -	$ 12,367,005
Exchange Traded Funds	808,343	-	-	808,343
Mutual Fund	16,285	-	-	16,285
Non-Convertible Bonds	-	2,096,388	-	2,096,388
Convertible Bonds	-	5,451,612	-	5,451,612
U.S Government Treasury Obligations	-	101,846	-	101,846
Purchase Put Options	-	33,230	-	33,230
Short-Term Investment	678,962	-	-	678,962
Total	$ 13,870,595	$ 7,683,076	$ -	$ 21,553,671

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	COMMON STOCKS - 95.8%
	AIRLINES - 4.4%
13,934	Southwest Airlines Co.	$ 589,687

	AUTO MANUFACTURES - 1.5%
5,557	General Motors Co.	193,995

	BANKS - 7.2%
7,374	BB&T Corp.	286,775
4,322	Northern Trust Corp.	291,303
8,560	U.S. Bancorp	384,772
		962,850
	BEVERAGE - 2.1%
2,810	Constellation Brands, Inc. *	275,858

	CHEMICALS - 1.7%
854	CF Industries Holdings, Inc.	232,749

	COMMERCIAL SERVICES - 3.2%
4,962	Mastercard, Inc. - Class A	427,526

	COMPUTERS - 3.2%
3,805	Apple, Inc.	419,996

	DISTRIBUTION/WHOLESALE - 1.9%
1,015	WW Grainger, Inc.	258,713

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
4,391	American Express Co.	408,539

	ELECTRIC - 2.1%
4,616	American Electric Power Co., Inc.	280,284

	ELECTRONICS - 2.9%
3,127	Thermo Fisher Scientific, Inc.	391,782

	FOOD - 2.1%
7,599	ConAgra Foods, Inc.	275,692

	HEALTHCARE-SERVICES - 5.2%
3,872	Aetna, Inc.	343,950
3,439	UnitedHealth Group, Inc.	347,648
		691,598
	HOUSEHOLD PRODUCTS & WARES - 2.4%
2,735	Kimberly-Clark Corp.	316,002

	INSURANCE - 5.8%
3,341	ACE Ltd.	383,814
7,073	MetLife, Inc.	382,579
		766,393

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Shares		Value
	INTERNET - 2.9%
369	Google, Inc. - Class A *	$ 195,813
369	Google, Inc. - Class C *	194,242
		390,055
	LEISURE TIME - 2.5%
7,432	Carnival Corp.	336,892

	MACHINERY-DIVERSIFIED - 2.2%
3,364	Deere & Co.	297,613

	MISCELLANEOUS MANUFACTURING - 2.2%
11,754	General Electric Co.	297,024

	OIL & GAS - 7.3%
1,973	Chevron Corp.	221,331
2,885	EOG Resources, Inc.	265,622
2,885	Exxon Mobil Corp.	266,718
3,238	Royal Dutch Shell PLC	216,784
		970,455
	OIL & GAS SERVICES - 1.3%
4,304	Halliburton Co.	169,276

	PHARMACEUTICALS - 5.7%
5,060	Amerisource Bergen Corp.	456,209
5,401	Merck & Co., Inc.	306,723
		762,932
	RETAIL - 11.6%
4,760	CVS Health Corporation	458,435
7,449	Foot Locker, Inc.	418,485
7,530	Gap, Inc. (The)	317,088
5,153	TJX Cos., Inc.	353,393
		1,547,401
	SEMICONDUCTORS - 2.4%
4,368	QUALCOMM, Inc.	324,673

	SOFTWARE - 5.0%
6,243	Fiserv, Inc. *	443,066
4,905	Microsoft Corp.	227,837
		670,903
	TELECOMMUNICATIONS - 3.9%
7,207	AT&T, Inc.	242,083
9,867	Cisco Systems, Inc.	274,451
		516,534

	TOTAL COMMON STOCKS (Cost $9,088,002)	12,775,422

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
	Shares		Value
SHORT-TERM INVESTMENT - 4.2%
	562,435	Dreyfus Cash Management, 0.09%** (Cost $562,435)	562,435

		TOTAL INVESTMENTS - 100.0% (Cost $9,650,437) (a)	$ 13,337,857
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(2,165)
		NET ASSETS - 100.0%	$ 13,335,692

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,668,649 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 3,796,116
		Unrealized Depreciation:	(126,908)
		Net Unrealized Appreciation:	$ 3,669,208
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 03/02/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 03/02/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 03/02/2015